Interest On Pension And Other Post-Employment Benefit Obligations	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Interest On Pension And Other Post-Employment Benefit Obligations
11.	INTEREST ON PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS

	Nine months ended December 31, 2024	Year ended March 31, 2024

Interest on pension and other post-employment benefit obligations is comprised of:

Interest on defined benefit pension obligation (Note 22)	$8.1	$8.6

Interest on other post-employment benefit obligation (Note 23)	8.0	10.7

	$16.1	$19.3